Derivative financial and operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Summary of derivative financial assets and liabilities	The following table summarizes the fair value of the Company's derivative financial instruments:

	At December 31,
	2024		2023
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€170	€—	€26	€(1)
Total Fair value hedges	170	—	26	(1)
Cash flow hedges:
Interest rate risk - interest rate swaps	21	(11)	—	(28)
Currency risks - forward contracts, currency swaps and currency options	155	(182)	111	(331)
Commodity price risk – commodity swaps and commodity options	46	(304)	36	(681)
Total Cash flow hedges	222	(497)	147	(1,040)
Total Net investment hedges	—	—	—	—
Derivatives for trading	261	(184)	75	(43)
Total Fair value of derivative financial assets/(liabilities)	€653	€(681)	€248	€(1,084)
Financial derivative assets/(liabilities) - current	€70	€(9)	€17	€(18)
Financial derivative assets/(liabilities) - non-current	€310	€(15)	€23	€(21)
Derivative operating assets/(liabilities) - current	€256	€(600)	€157	€(746)
Derivative operating assets/(liabilities) - non-current	€17	€(57)	€51	€(299)

Summary of outstanding notional amounts by due date	The following table summarizes the outstanding notional amounts of the Company's derivative financial instruments by due date:

	At December 31,
	2024			2023
	Due within one year	Due between one and five years	Total	Due within one year	Due between one and five years	Total
	(€ million)
Currency risk management	€19,279	€1,125	€20,404	€21,424	€6,263	€27,687
Interest rate risk management	71	12,215	12,286	42	6,680	6,722
Interest rate and currency risk management	11	19	30	37	28	65
Commodity price risk management	2,079	818	2,897	2,809	2,196	5,005
Total Notional amount	€21,440	€14,177	€35,617	€24,312	€15,167	€39,479

Summary of fair value hedges	The net gains and losses arising from the valuation of outstanding currency derivatives and interest rate derivatives were recognized in accordance with fair value hedge accounting and the net gains and losses arising from the respective hedged items are summarized as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Currency and interest rate risk
Change in ineffective portion	€—	€(1)	€(34)
Net gains/(losses)	€—	€(1)	€(34)

Summary of reclassification adjustments from other comprehensive income to Consolidated Income Statement	The Company reclassified gains/(losses) arising on Cash flow hedges, net of the tax effect, from Other comprehensive income and Inventories to the Consolidated Income Statement as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Currency risk
(Increase)/decrease in Cost of revenues	€222	€(101)	€(111)
Share of profit/(loss) of equity method investees	(42)	7	(10)
Interest rate risk
Share of profit/(loss) of equity method investees	19	44	(59)
Net financial income/(expenses)	(3)	—	—
Commodity price risk
(Increase)/decrease in Cost of revenues	(616)	(435)	464
Ineffectiveness and discontinued hedges	(48)	4	(6)
Tax expenses/(benefit)	84	77	(99)
Total recognized in the Consolidated Income Statement	€(384)	€(404)	€179